AST INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 95.3%
Common Stocks — 91.8%
Australia — 3.9%
Aurizon Holdings Ltd.	303,000	$833,534
Austal Ltd.	469,461	663,217
Beach Energy Ltd.	633,904	736,678
BHP Group Ltd.	55,200	2,113,649
Fortescue Metals Group Ltd.	111,700	1,702,746
Harvey Norman Holdings Ltd.	352,702	1,405,617
Inghams Group Ltd.	361,700	825,568
JB Hi-Fi Ltd.	27,411	1,106,775
Metcash Ltd.	310,819	1,050,605
Mirvac Group, REIT	351,114	649,798
Myer Holdings Ltd.	481,659	192,375
NRW Holdings Ltd.	243,296	389,657
Perenti Global Ltd.	408,974	227,948
Rio Tinto Ltd.	24,400	2,169,476
St. Barbara Ltd.	477,044	500,493
Stockland, REIT	276,395	874,419
Super Retail Group Ltd.	135,754	1,041,680
		16,484,235
Austria — 0.7%
BAWAG Group AG, 144A*	19,200	971,743
OMV AG	22,615	1,078,575
Wienerberger AG	30,998	937,255
		2,987,573
Belgium — 0.7%
Bekaert SA	28,828	1,123,263
Telenet Group Holding NV	26,270	851,289
UCB SA	8,200	981,912
		2,956,464
Brazil — 0.4%
Yara International ASA	30,300	1,514,049
Canada — 1.5%
CAE, Inc.*	46,905	1,220,885
Suncor Energy, Inc.	101,316	3,298,453
TMX Group Ltd.	16,927	1,740,970
		6,260,308
China — 2.1%
Alibaba Group Holding Ltd.*	68,100	923,214
Autohome, Inc., ADR	27,544	837,613
China Longyuan Power Group Corp. Ltd. (Class H Stock)	614,247	1,381,592
China Resources Cement Holdings Ltd.	625,429	519,409
ENN Energy Holdings Ltd.	93,851	1,402,492
ESR Cayman Ltd., 144A*	554,357	1,714,264
Kingboard Holdings Ltd.	253,000	1,225,193
Lee & Man Paper Manufacturing Ltd.	634,795	330,450
Shenzhen International Holdings Ltd.	278,794	293,864
		8,628,091
Denmark — 1.7%
AP Moller - Maersk A/S (Class B Stock)	525	1,586,404
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Carlsberg A/S (Class B Stock)	13,090	$1,603,974
Danske Bank A/S	61,630	1,028,497
DFDS A/S	12,289	525,918
Jyske Bank A/S*	25,200	1,375,295
Vestas Wind Systems A/S	33,518	989,935
		7,110,023
Finland — 1.6%
Nokia OYJ*	250,400	1,377,164
Nordea Bank Abp	334,120	3,448,197
Sampo OYJ (Class A Stock)	22,882	1,118,628
Valmet OYJ	26,600	825,918
		6,769,907
France — 10.7%
Air Liquide SA	16,280	2,847,226
Arkema SA	11,124	1,329,894
Atos SE	9,595	260,906
AXA SA	71,700	2,095,293
BNP Paribas SA	37,600	2,145,578
Bouygues SA	50,756	1,769,372
Capgemini SE	13,845	3,079,618
Carrefour SA	94,225	2,041,054
Cie de Saint-Gobain	26,772	1,592,367
Cie Generale des Etablissements Michelin SCA	6,967	943,393
CNP Assurances	51,372	1,238,006
Credit Agricole SA	90,091	1,078,736
Engie SA	243,973	3,202,978
Faurecia SE	6,000	154,921
Imerys SA	14,847	637,561
Ipsen SA	9,000	1,125,915
Orange SA	133,200	1,572,945
Pernod Ricard SA	9,442	2,072,876
Rubis SCA	17,817	524,863
Sanofi	74,651	7,635,348
Societe BIC SA	12,679	640,630
Societe Generale SA	26,300	705,567
Sopra Steria Group SACA	3,769	700,486
Thales SA	12,934	1,626,584
TotalEnergies SE	71,177	3,595,687
		44,617,804
Germany — 7.3%
Allianz SE	7,697	1,834,088
Aurubis AG	10,531	1,255,871
Bayer AG	19,300	1,317,971
Bayerische Motoren Werke AG	27,500	2,369,696
Continental AG*	12,765	915,604
Daimler Truck Holding AG*	16,001	442,244
Deutsche Post AG	51,899	2,480,108
Deutsche Telekom AG	51,600	966,295
Fresenius SE & Co. KGaA	21,600	793,622
HeidelbergCement AG	10,256	582,713
HOCHTIEF AG	10,800	728,094
Infineon Technologies AG	44,559	1,516,711
Mercedes-Benz Group AG	32,003	2,240,585
A1

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Merck KGaA	13,145	$2,754,413
MTU Aero Engines AG	11,762	2,729,869
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,901	776,041
Rheinmetall AG	10,600	2,239,026
Siltronic AG	6,739	691,699
United Internet AG	21,906	752,193
Volkswagen AG	6,602	1,632,372
Vonovia SE	34,099	1,589,972
		30,609,187
Hong Kong — 1.3%
CK Asset Holdings Ltd.	143,794	982,681
Dah Sing Financial Holdings Ltd.	166,731	539,566
PAX Global Technology Ltd.	480,000	394,596
Tongda Group Holdings Ltd.*	8,191,350	172,335
VTech Holdings Ltd.	62,800	456,441
WH Group Ltd., 144A	1,649,479	1,035,876
Xinyi Glass Holdings Ltd.	423,045	1,014,571
Yue Yuen Industrial Holdings Ltd.*	390,836	631,322
		5,227,388
India — 0.4%
Reliance Industries Ltd., 144A, GDR	23,099	1,601,730
Ireland — 0.5%
Ryanair Holdings PLC, ADR*	21,673	1,888,152
Israel — 1.0%
Bank Leumi Le-Israel BM	181,947	1,969,745
Check Point Software Technologies Ltd.*	8,600	1,189,036
Teva Pharmaceutical Industries Ltd.*	90,700	848,531
		4,007,312
Italy — 2.3%
A2A SpA	543,654	932,454
Enel SpA	439,714	2,936,713
Eni SpA	104,500	1,529,315
Leonardo SpA*	114,236	1,135,091
Mediobanca Banca di Credito Finanziario SpA	88,584	898,286
Pirelli & C SpA, 144A	80,200	434,756
Unipol Gruppo SpA	157,020	859,279
UnipolSai Assicurazioni SpA	312,920	925,855
		9,651,749
Japan — 18.8%
AEON REIT Investment Corp., REIT	662	820,027
Air Water, Inc.	45	631
Aozora Bank Ltd.	37,759	795,350
Asics Corp.	66,743	1,284,656
Bandai Namco Holdings, Inc.	23,500	1,779,131
Brother Industries Ltd.	39,379	717,132
Credit Saison Co. Ltd.	67,043	707,761
Daicel Corp.	119,991	798,668
Dai-ichi Life Holdings, Inc.	48,800	984,044
Daikin Industries Ltd.	8,000	1,455,051
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daito Trust Construction Co. Ltd.	6,397	$679,096
Daiwa House Industry Co. Ltd.	98,559	2,570,908
Daiwabo Holdings Co. Ltd.	57,449	772,026
DCM Holdings Co. Ltd.	77,900	672,220
Disco Corp.	4,700	1,310,694
DTS Corp.	23,505	513,643
EDION Corp.(a)	79,881	742,173
Fuji Corp.	27,100	488,320
Fuyo General Lease Co. Ltd.	12,039	685,741
Gunze Ltd.	14,500	443,691
Haseko Corp.	65,557	752,225
Hazama Ando Corp.	69,304	511,925
Heiwado Co. Ltd.	37,274	578,455
Hitachi Ltd.	34,922	1,751,017
Honda Motor Co. Ltd.	56,878	1,610,114
Hosiden Corp.	52,700	497,721
Isuzu Motors Ltd.	89,747	1,157,312
ITOCHU Corp.	45,700	1,546,673
Itoham Yonekyu Holdings, Inc.	110,800	587,983
Japan Airlines Co. Ltd.*	22,797	424,219
Japan Aviation Electronics Industry Ltd.	43,858	709,865
Kamigumi Co. Ltd.	43,195	776,702
Kandenko Co. Ltd.	97,948	667,722
Kaneka Corp.	18,297	528,202
KDDI Corp.	75,600	2,479,010
Keiyo Bank Ltd. (The)	91,050	366,585
K’s Holdings Corp.	64,392	664,570
Lintec Corp.	18,000	357,276
Makita Corp.	41,972	1,341,510
Marubeni Corp.	85,800	994,159
MatsukiyoCocokara & Co.	49,653	1,754,235
Medipal Holdings Corp.	36,137	594,444
Mirait Holdings Corp.	18,000	286,522
Mitsubishi Chemical Holdings Corp.	71,017	472,243
Mitsubishi Gas Chemical Co., Inc.	51,213	866,515
Mitsubishi HC Capital, Inc.	156,654	726,385
Mitsubishi UFJ Financial Group, Inc.	183,769	1,130,714
Mitsui & Co. Ltd.	31,400	849,533
Mitsui Chemicals, Inc.	30,563	767,988
Mizuho Financial Group, Inc.	76,680	974,837
Nexon Co. Ltd.	67,608	1,597,968
Nikon Corp.	85,820	917,651
Nippon Telegraph & Telephone Corp.	90,787	2,638,015
Nippon Television Holdings, Inc.	62,635	651,407
Nishi-Nippon Financial Holdings, Inc.	101,398	623,061
Nomura Holdings, Inc.	239,000	999,324
Nomura Real Estate Holdings, Inc.	39,632	946,576
NS Solutions Corp.	21,495	645,012
Obayashi Corp.	82,575	606,322
Olympus Corp.	106,800	2,033,543
Ono Pharmaceutical Co. Ltd.	27,000	676,925
ORIX Corp.	73,231	1,454,940
Rengo Co. Ltd.	125,931	803,428
Resona Holdings, Inc.	210,723	898,139
Sankyu, Inc.	17,588	572,778
Sawai Group Holdings Co. Ltd.	18,069	659,593
Seino Holdings Co. Ltd.	94,888	862,165
Shimano, Inc.	7,800	1,781,295

A2

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
SKY Perfect JSAT Holdings, Inc.	162,755	$551,726
Sojitz Corp.	52,600	866,723
Sompo Holdings, Inc.	19,700	860,741
Sumitomo Electric Industries Ltd.	65,100	772,620
Sumitomo Heavy Industries Ltd.	31,431	722,126
Sumitomo Mitsui Financial Group, Inc.	40,934	1,298,699
Suzuki Motor Corp.	45,829	1,569,037
Teijin Ltd.	50,139	558,472
Tokai Rika Co. Ltd.	3,609	44,108
Tokuyama Corp.	34,608	484,409
Tokyo Seimitsu Co. Ltd.	22,900	907,527
Towa Pharmaceutical Co. Ltd.	20,260	455,038
Toyota Boshoku Corp.	61,300	997,608
Transcosmos, Inc.*	11,900	310,286
Tsubakimoto Chain Co.	22,134	550,321
UBE Corp.	39,015	634,770
Valor Holdings Co. Ltd.	18,136	313,193
Yamaha Corp.	32,561	1,415,372
Yokohama Rubber Co. Ltd. (The)	50,231	688,582
		78,317,124
Mexico — 0.3%
Arca Continental SAB de CV	198,580	1,347,728
Netherlands — 5.5%
ABN AMRO Bank NV, 144A, CVA	72,000	919,275
Aegon NV	202,750	1,071,098
Akzo Nobel NV	21,797	1,880,100
ASR Nederland NV	19,553	910,822
ING Groep NV	82,667	865,456
Koninklijke Ahold Delhaize NV	105,099	3,373,386
Koninklijke DSM NV	9,102	1,630,175
NN Group NV	20,500	1,037,236
Pharming Group NV*(a)	644,823	566,468
Shell PLC	183,600	5,044,211
Signify NV, 144A	27,100	1,260,959
Universal Music Group NV	86,795	2,302,258
Wolters Kluwer NV	19,174	2,039,398
		22,900,842
New Zealand — 0.1%
Air New Zealand Ltd.*(a)	588,676	525,591
Norway — 1.3%
DNB Bank ASA	66,060	1,493,505
Equinor ASA	42,005	1,562,810
Orkla ASA	103,066	915,258
Telenor ASA	104,174	1,502,878
		5,474,451
Portugal — 0.7%
Galp Energia SGPS SA	143,165	1,816,833
NOS SGPS SA	156,900	660,882
Sonae SGPS SA	519,800	597,792
		3,075,507
Singapore — 1.0%
DBS Group Holdings Ltd.	129,088	3,389,355
Hong Leong Asia Ltd.	218,763	132,496
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Venture Corp. Ltd.	51,400	$662,773
		4,184,624
South Africa — 1.4%
Anglo American PLC	109,708	5,759,940
South Korea — 0.6%
Osstem Implant Co. Ltd.^	9,411	774,321
SK Hynix, Inc.	16,171	1,558,748
		2,333,069
Spain — 1.8%
Banco Santander SA	329,000	1,119,136
Enagas SA	23,894	530,628
Endesa SA	45,115	982,535
Industria de Diseno Textil SA	62,818	1,364,084
Mapfre SA	440,932	922,733
Repsol SA	132,579	1,733,838
Telefonica SA	189,500	916,888
		7,569,842
Sweden — 2.6%
Betsson AB (Class B Stock)*	53,086	322,151
Boliden AB	32,200	1,624,585
Electrolux AB (Class B Stock)(a)	49,574	750,003
Husqvarna AB (Class B Stock)	90,800	945,904
Sandvik AB	74,028	1,572,087
Securitas AB (Class B Stock)	51,829	585,221
Skanska AB (Class B Stock)(a)	46,599	1,041,172
SKF AB (Class B Stock)(a)	94,400	1,532,497
Swedish Orphan Biovitrum AB*	22,100	521,823
Volvo AB (Class B Stock)	104,094	1,931,281
		10,826,724
Switzerland — 7.1%
ABB Ltd.	83,040	2,690,767
Adecco Group AG	31,700	1,433,077
Baloise Holding AG	4,980	886,978
Credit Suisse Group AG	141,700	1,121,510
Helvetia Holding AG	9,845	1,282,225
Holcim Ltd.*	32,460	1,581,644
Novartis AG	80,466	7,051,483
Roche Holding AG	14,400	5,698,083
Swiss Life Holding AG	5,140	3,289,344
UBS Group AG	243,700	4,759,463
		29,794,574
United Kingdom — 10.4%
3i Group PLC	158,987	2,892,760
Aviva PLC	181,100	1,068,608
Babcock International Group PLC*	11,641	49,501
BAE Systems PLC	333,600	3,148,207
Barclays PLC	1,234,783	2,398,927
Barratt Developments PLC	86,620	591,841
Bellway PLC	18,046	576,373
British American Tobacco PLC	54,200	2,275,041
BT Group PLC	585,775	1,395,397
CK Hutchison Holdings Ltd.	145,500	1,065,765

A3

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Compass Group PLC	80,982	$1,743,054
Currys PLC	103,350	123,238
Go-Ahead Group PLC (The)*	39,335	425,129
Imperial Brands PLC	58,043	1,226,710
International Consolidated Airlines Group SA*	129,175	240,253
Investec PLC	221,300	1,470,129
J Sainsbury PLC	388,000	1,288,319
Kingfisher PLC	348,143	1,166,061
Legal & General Group PLC	251,269	894,570
Lloyds Banking Group PLC	1,745,500	1,070,815
Marks & Spencer Group PLC*	403,605	817,690
Micro Focus International PLC(a)	128,787	678,259
Petershill Partners PLC, 144A*	235,354	775,134
Premier Foods PLC	45,749	68,405
Prudential PLC	87,656	1,296,500
Redde Northgate PLC	141,400	804,476
Redrow PLC	102,152	696,253
RELX PLC	151,644	4,759,062
Smith & Nephew PLC	82,967	1,318,606
Tate & Lyle PLC	115,500	1,114,448
Taylor Wimpey PLC	307,895	524,966
Tesco PLC	791,965	2,866,671
Unilever PLC	41,130	1,872,211
Vesuvius PLC	49,226	219,766
Vistry Group PLC	41,721	515,603
		43,438,748
United States — 4.1%
Aon PLC (Class A Stock)	11,639	3,790,008
BRP, Inc.	13,360	1,093,892
Ferguson PLC	11,699	1,579,615
GlaxoSmithKline PLC	270,456	5,848,150
Medtronic PLC	34,615	3,840,534
Stellantis NV	65,299	1,059,176
		17,211,375

Total Common Stocks (cost $363,058,782)		383,074,111
Exchange-Traded Funds — 2.8%
United States
iShares Core MSCI EAFE ETF	47,315	3,288,866
iShares MSCI EAFE ETF	41,031	3,019,881
iShares MSCI EAFE Value ETF	106,026	5,328,867

Total Exchange-Traded Funds (cost $12,095,793)		11,637,614
Preferred Stocks — 0.7%
Germany
Porsche Automobil Holding SE (PRFC)	14,900	1,434,239
Volkswagen AG (PRFC)	9,780	1,683,769

Total Preferred Stocks (cost $3,023,930)		3,118,008

	Units	Value
Warrants* — 0.0%
Australia
Boart Longyear Group Ltd., expiring 09/13/24	555	$12
(cost $0)

Total Long-Term Investments (cost $378,178,505)		397,829,745

	Shares
Short-Term Investments — 3.8%
Affiliated Mutual Fund — 1.4%
PGIM Institutional Money Market Fund (cost $5,937,555; includes $5,936,772 of cash collateral for securities on loan)(b)(we)	5,943,625	5,938,276
Unaffiliated Fund — 2.4%
Dreyfus Government Cash Management (Institutional Shares)	10,049,117	10,049,117
(cost $10,049,117)

Total Short-Term Investments (cost $15,986,672)		15,987,393

TOTAL INVESTMENTS—99.1% (cost $394,165,177)		413,817,138

Other assets in excess of liabilities — 0.9%		3,614,424

Net Assets — 100.0%		$417,431,562

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $774,321 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,452,900; cash collateral of $5,936,772 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A4

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5